Fair Value Measurements - NAV Per Share Practical Expedient (Details) - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 1,827,477,558	$ 1,640,963,572
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments	1,570,045,160	1,406,314,045
Measured at NAV | FIAM Small Capitalization Core Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	30,567,734	28,464,955
Measured at NAV | Fidelity® Diversified International Commingled Pool
EBP, Investment, Fair Value and NAV [Line Items]
Investments	38,388,521	31,903,802
Measured at NAV | Fidelity® Low-Priced Stock Commingled Pool
EBP, Investment, Fair Value and NAV [Line Items]
Investments	30,988,309	31,158,488
Measured at NAV | FIAM Core Plus Commingled Pool Class J
EBP, Investment, Fair Value and NAV [Line Items]
Investments	56,302,180	59,410,603
Measured at NAV | Spartan® 500 Index Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	251,346,245	204,102,418
Measured at NAV | Spartan® Total International Index Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments	49,214,986	37,786,537
Measured at NAV | Fidelity Freedom® Blend Retirement Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	4,134,070	4,098,981
Measured at NAV | Fidelity Freedom® Blend 2010 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	5,228,235	5,049,938
Measured at NAV | Fidelity Freedom® Blend 2015 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	8,037,875	8,318,918
Measured at NAV | Fidelity Freedom® Blend 2020 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	34,570,070	38,556,894
Measured at NAV | Fidelity Freedom® Blend 2025 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	77,846,836	85,784,508
Measured at NAV | Fidelity Freedom® Blend 2030 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	166,864,164	154,721,850
Measured at NAV | Fidelity Freedom® Blend 2035 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	144,678,715	124,841,919
Measured at NAV | Fidelity Freedom® Blend 2040 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	135,591,891	111,479,687
Measured at NAV | Fidelity Freedom® Blend 2045 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	124,117,773	99,543,696
Measured at NAV | Fidelity Freedom® Blend 2050 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	86,582,209	68,138,819
Measured at NAV | Fidelity Freedom® Blend 2055 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	57,414,280	45,722,946
Measured at NAV | Fidelity Freedom® Blend 2060 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	33,302,591	24,937,856
Measured at NAV | Fidelity Freedom® Blend 2065 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	13,266,043	8,351,582
Measured at NAV | Fidelity Freedom® Blend 2070 Commingled Pool Class S
EBP, Investment, Fair Value and NAV [Line Items]
Investments	884,579	29,015
Measured at NAV | Harbor Capital Appreciation CIT Class R
EBP, Investment, Fair Value and NAV [Line Items]
Investments	207,182,775	220,279,651
Measured at NAV | Managed Income Portfolio Class II
EBP, Investment, Fair Value and NAV [Line Items]
Investments	$ 13,535,079	$ 13,630,982